Rule 497(e)

Registration Nos. 333-210186 and 811-23147

First Trust Exchange-Traded Fund VIII

(the “Trust”)

FT Cboe Vest U.S. Equity Buffer ETF – September

FT Cboe Vest U.S. Equity Deep Buffer ETF – September

FT Cboe Vest Nasdaq-100® Buffer ETF – SEPTEMBER

FT Cboe Vest International Equity Buffer ETF – SEPTEMBER

FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF – SEPTEMBER

(each a “Fund”)

Supplement To each Fund’s Prospectus

Dated September 18, 2023

As described in each Fund’s prospectus, Fund shareholders are subject to an upside return cap that represents the maximum percentage return an investor can achieve from an investment in a Fund for a given Target Outcome Period. On September 15, 2023, each Fund’s previous Target Outcome Period ended, and a new Target Outcome Period began as of September 18, 2023. The new Target Outcome Period will end on September 20, 2024. The cap for each Fund for the Target Outcome Period beginning on September 18, 2023 is set forth below.

Fund	Cap (before fees and expenses)	Cap (after fees and expenses, excluding brokerage commissions, trading fees, taxes and extraordinary expenses not included in the Fund’s management fee)
FT Cboe Vest U.S. Equity Buffer ETF – September (FSEP)	18.20%	17.34%
FT Cboe Vest U.S. Equity Deep Buffer ETF – September (DSEP)	15.30%	14.44%
FT Cboe Vest Nasdaq-100® Buffer ETF – September (QSPT)	21.00%	20.09%
FT Cboe Vest International Equity Buffer ETF – September (YSEP)	20.61%	19.69%
FT Cboe Vest U.S. Equity Enhance & Moderate Buffer ETF – September (XSEP)	11.80%	10.94%

Additionally, notwithstanding anything to the contrary in each Fund’s prospectus, the FLEX Options that the Funds will hold may be either physically settled (options that give a Fund the right to receive, or require a Fund to deliver, shares of the Underlying ETF on the option expiration date at a strike price) or cash settled (options that give a Fund the right to receive, or require a Fund to deliver, a cash payment on the option expiration date based upon the difference between the Underlying ETF’s value and a strike price).

Please Keep this Supplement with your Fund Prospectus for Future Reference